Acquisitions and Dispositions (Dispositions - Narrative) (Details)	3 Months Ended								12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 MetLife Bank [Member] USD ($)	Dec. 31, 2014 MetLife Bank [Member] USD ($)	Dec. 31, 2013 MetLife Bank [Member] USD ($)	Jan. 11, 2013 MetLife Bank [Member] USD ($)	Dec. 31, 2014 MetLife Assurance Limited [Member] USD ($)	Dec. 31, 2014 MetLife Assurance Limited [Member] GBP (£)	Dec. 31, 2014 MetLife Assurance Limited [Member] Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net consideration																$ 702,000,000	£ 418,000,000
Gain (loss) on disposal												(163,000,000)	(21,000,000)	(115,000,000)
Assets related to sale of business															6,400,000,000
Liabilities of business transferred to subsidiary under funding agreements that are included in policyholder account balances									0	0	3,806,000,000	3,800,000,000
Non-investment portfolio gains (losses)									(110,000,000)	22,000,000	(151,000,000)					(633,000,000)
Non-investment portfolio gains (losses), net of tax																(442,000,000)
Goodwill Disposition									70,000,000	8,000,000						60,000,000
Goodwill Disposition, net of tax																51,000,000
Net investment gains (losses)									(197,000,000)	161,000,000	(352,000,000)							(77,000,000)
Net income (loss)	1,527,000,000	2,094,000,000	1,376,000,000	1,339,000,000	916,000,000	975,000,000	510,000,000	992,000,000	6,336,000,000	3,393,000,000	1,362,000,000							(50,000,000)
Disposal Group, Including Discontinued Operation, Operating Income (Loss)																$ 77,000,000